CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2017	Jul. 25, 2016
CONTINGENCIES (Details) [Line Items]
Amounts committed	$ 12,750
LATAM Airlines Group S.A. y Lan Cargo S.A. [Member]
CONTINGENCIES (Details) [Line Items]
Investigation of payments			$ 6,744
Lan Cargo S.A. y LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) [Line Items]
Investigation of payments		$ 1,150,000
Amounts committed	$ 0